Equity	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
Equity

Note 11 — Equity

Ordinary shares

On November 17, 2021, 10,000 ordinary shares of the Company were issued to the participating shareholders in connection with the restructuring of the Company.

On April 21, 2022, the majority shareholders and the board of the Company approved, upon the consummation of the offering, to increase the authorized shares of the Company from 10,000 ordinary shares, par value $1.00 per share to unlimited ordinary shares, par value $0.000625 per share and effectuate a forward share split all issued and outstanding shares at a ratio of 1,600:1. On April 21, 2022, the majority shareholders and the board of the Company approved that the effective date of the increase of the authorized shares and effectuate share split shall be April 21, 2022, prior to the consummation of the offering. The Company completed this share split on April 21, 2022, resulting in the Company having a total of 16,000,000 ordinary shares outstanding, par value $0.000625 per share, and effected a forward share split of all issued and outstanding shares at a ratio of 1,600:1, effective immediately following the filing of the Amended and Restated Charter. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to share split or dividend pursuant to ASC 260. All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the 1,600 for 1 share split.

On April 7, 2025, our authorized shares we amended to be an unlimited number of ordinary shares divided into two classes, consisting of (i) an unlimited number of Class A Ordinary Shares, par value $0.000625 each, and (ii) 50,000,000 Class B Ordinary Shares, par value $0.000625 each. Each Class A Ordinary Share is entitled to one (1) vote on any matter on which action of the shareholders of the Company is sought while each Class B Ordinary Share is entitled to ten (10) votes. Holders of Class B Ordinary Shares will vote together with holders of Class A Ordinary Shares as one class. Class A Ordinary Shares are not convertible into Class B Ordinary Shares. Class B Ordinary Shares are convertible into Class A Ordinary Shares as a one for one basis. Holders of Class B Ordinary Shares are not entitled to receive dividends.

Capital contributions

On March 27, 2025, we issued 100,000 Class B Ordinary Shares to True Sage for cash at par, with capital contribution of SGD 80 (USD 63).

There was no capital contributions during the year ended June 30, 2024.